SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF THE LISTED FUND:

DWS International Value Opportunities Fund
(Effective on June 21, 2010: DWS Dreman International Value Fund)
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Effective on June 21, 2010, the fund will change its name to DWS Dreman International Value Fund.

The six paragraphs of disclosure in the subsection titled “Investment Objective and Policies” under the “INVESTMENT POLICIES AND TECHNIQUES” section of the Fund’s Statement of Additional Information are hereby deleted.

Please Retain This Supplement for Future Reference

June 18, 2010